Nature of operations and going concern (Details) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 CAD ($)
Nature of operations and going concern
Ownership percentage held an interest	24.40%	39.00%
Working capital	$ (21,300)
Cash	106,700	$ 43,455	$ 63,615	$ 48,234	$ 20,110	$ 16	$ 105,944
Accumulated deficit	(598,317)	(510,913)
Loss incurred	$ (86,343)	$ (181,873)